INCOME TAX - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Effective income tax rate (percent)	0.10%	0.10%	0.10%
Income before tax	$ 117,816	$ 120,117	$ 188,140
Income tax at 0% (2023: 0% (2022: 0%))	0	0	0
Effect of higher foreign tax rates	(132)	(78)	(98)
Income tax expense reported in the income statement	$ (132)	$ (78)	$ (98)
Bermuda
Operating Loss Carryforwards [Line Items]
Income tax rate (percent)	0.00%	0.00%	0.00%